Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Non-cancelable operating leases expiration period	September 2016		September 2016
Rent expenses	$ 54,687	$ 73,503	$ 244,621	$ 250,744
Future minimum rental payments under non-cancelable operating leases	$ 79,574		$ 125,192
Percentage of net profit interest	20.00%		20.00%
Chief Executive Officer [Member]
Due to related parties	$ 1,000,000		$ 1,000,000		$ 225,000
Health insurance amount	$ 1,000,000
Bonus			300,000
Bonus offset against common stock subscription			220,079	$ 1,000,000
Bonus offset against related party advance			4,921
Mr. Mathieson [Member]
Bonus			$ 75,000